Share capital	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share capital

22       Share capital

Authorised, allotted and fully paid – classified as equity	2024 Number	2024 £	2023 Number	2023 £	2022 Number	2022 £
At 31 December
Ordinary shares of £0.00005 each	6,685,918,922	334,296	1,189,577,722	1,189,578	5,417,137	108,343
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321	–	–
‘C’ Deferred shares of £0.00005 each	126,547,389,518	6,327,370	–	–	–	–
Total		11,724,988		6,252,900		1,108,344

At a General Meeting on 22 November 2024, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.001 each into to one Ordinary Share of £0.00005 each and 19 ‘C’ Deferred Shares of £0.00005 each. The ‘C’ Deferred Shares have limited rights and are effectively valueless.

On 22 July 2024 the Company entered into Registered Direct Offering, as insufficient share premium was recognised in relation to the transaction the remaining transaction costs have been charged to retained earnings.

On 4 October 2024 the Company effected a ratio change in the number of Ordinary Shares represented by ADSs from 400 Ordinary Shares per ADS to 10,000 Ordinary Shares per ADS.

During the year the Company issued the following warrants over ADSs, and these were recognised in the warrant reserve until exercise:

	Pre-Funded Warrants	Abeyance Shares
Exercise price	£0.0025	£Nil
As at 1 January 2024	167,446	–
Issued:
May 2024 Warrant inducement	–	37,260
July 2024 Registered Direct Offering	11,157	–
Exercised	(161,161)	(37,260)
Lapsed	(27)	–
As at 31 December 2024	17,415	–

Numbers of warrants and related exercise prices are after the impact of the ADS ratio changes on 4 October 2024.

In accordance with the Articles of Association for the Company adopted on 22 November 2024, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.00005 each. Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Biodexa Pharmaceuticals plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of both classes of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	‘C’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2022		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1	–	–	–	200.000	–
3 May 2022	Share issue to SIPP trustee (see note 25)	1,250	–	–	–	0.001	–
19 December 2022	Registered Direct Offering	492,466	–	–	–	0.666	321
At 31 December 2022		5,417,137	1,000,001
15 February 2023	Private Placement*	98,387,275	–	–	–	0.0505	4,967
26 May 2023	Registered Direct Offering*	276,697,310	–	–	–	0.0097	2,690
14 June 2023	Share sub-division and re-designation		–	4,063,321,418	–	n/a	n/a
21 December 2023	Shares issued on purchase Intangible asset (see note 11)	323,684,800	–	–	–	0.0040	1,279
21 December 2023	Registered Offering	485,391,200	–	–	–	0.0040	1,918
At 31 December 2023		1,189,577,722	1,000,001	4,063,321,418
25 April 2024	Shares issued on purchase Intangible asset (see note 11)	151,265,200	–	–		0.0015	219
22 May 2024	Warrant inducement	1,614,435,600	–	–		0.0030	4,763
22 July 2024	Registered Direct Offering	2,129,516,800	–	–		0.0018	3,876
February - October 2024	Exercise pre-funded warrants	1,502,426,000	–	–		0.0040	5,935
February - May 2024	Exercise Series E & Series F warrants	98,697,600	–	–		0.0044	427
22 November 2024	Share sub-division and re-designation		–	–	126,547,389,518	n/a	n/a
At 31 December 2024		6,685,918,922	1,000,001	4,063,321,418	126,547,389,518

*	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.